Note G - Deposits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
G
- Deposits

Following is a summary of interest-bearing deposits at
December
31:

	2016	2015
NOW accounts	$155,051	$124,524
Savings and Money Market	237,761	200,976
Time:
In denominations of $250,000 or less	168,546	146,975
In denominations of more than $250,000	19,518	11,772
Total time deposits	188,064	158,747
Total interest-bearing deposits	$580,876	$484,247

Following is a summary of total time deposits by remaining maturity at
December
31,
2016:

2017	$100,447
2018	53,559
2019	17,611
2020	11,401
2021	4,570
Thereafter	476
Total	$188,064

Brokered deposits, included in time deposits, were
$22,463
and
$28,998
at
December
31,
2016
and
2015,
respectively.